Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 7 — Accounts receivable, net

Accounts receivable, net consisted of the following:

	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	USD
Accounts receivable	47,819,952	65,438,392	9,310,038
Less: allowance for credit losses	(24,105,435)	(21,830,225)	(3,105,825)
Accounts receivable, net	23,714,517	43,608,167	6,204,213

The following table summarizes the changes in allowance for credit losses:

	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	USD
Beginning balance	27,735,262	24,105,435	3,353,380
Reversal of allowance for credit losses, net	(3,951,391)	(253,023)	(35,998)
Deconsolidation of subsidiaries	-	(1,536,649)	(218,622)
Exchange rate difference	321,564	(485,538)	7,065
Ending balance	24,105,435	21,830,225	3,105,825